                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]
    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Forstmann Asset Management LLC
Address: 399 Park Avenue
         37th Floor
         New York, New York  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Kunar
Title:   Chief Operating Officer
Phone:   (212)  418-1235

Signature, Place, and Date of Signing:

  /s/ Andrew Kunar           New York, New York    February 6, 2002
  _________________________  ____________________  ________________
    [Signature]                 [City, State]        [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     57

Form 13F Information Table Value Total:     $144,136
                                            (in thousands)


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name




























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

                                                            FORM 13F
                                                 Forstmann Asset Management LLC

                                                              VALUE  SHARES/ SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
       NAME OF ISSUER       TITLE OF CLASS       CUSIP      (x$1000) PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE  SHARED NONE
------------------------- ----------------       ------     -------- ------ --- ---- -------    ---------    ---- -------- ----
AAIPHARMA INC                  COM              00252W104     7285   289551 SH       SOLE                   289551
ABERCROMBIE & FITCH CO         COM              002896207      796    30000 SH       SOLE                    30000
ABGENIX INC                    COM              00339B107      168     5000 SH       SOLE                     5000
ALBANY MOLECULAR RESEARCH INC  COM              012423109     9206   347528 SH       SOLE                   347528
ALEXION PHARMACEUTICALS INC    COM              015351109    11379   465600 SH       SOLE                   465600
ALKERMES, INC                  COM              01642T108     4228   160400 SH       SOLE                   160400
AMARIN CORP PLC                COM              023111107      348    20000 SH       SOLE                    20000
AMERICAN HEALTHWAYS, INC       COM              02649V104     1330    41650 SH       SOLE                    41650
AMERICAN MED SECURITY GROUP, I COM              02744P101      325    26100 SH       SOLE                    26100
AMGEN, INC                     COM              031162100    16932   300000 SH       SOLE                   300000
APPLIED MOLECULAR              COM              03823E108     1182    96000 SH       SOLE                    96000
AT&T CORP                      COM              001957109     2398   132200 SH       SOLE                   132200
AT&T CORP WIRELESS GROUP       COM              00209A106     4407   306700 SH       SOLE                   306700
ATS MEDICAL INC                COM              002083103      551   104000 SH       SOLE                   104000
AVANT IMMUNOTHERAPEUTICS INC   COM              053491106      120    30000 SH       SOLE                    30000
BIOSPHERE MEDICAL INC          COM              09066V103     3367   298800 SH       SOLE                   298800
BIOTRANSPLANT                  COM              09066Y107     1480   167200 SH       SOLE                   167200
CAREMARK RX INC                COM              141705103     4779   293000 SH       SOLE                   293000
CENTENE CORPORATION            COM              15135B101      547    24900 SH       SOLE                    24900
CORVAS INTL INC                COM              221005101      130    19900 SH       SOLE                    19900
CURAGEN CORP.                  COM              23126R101     3664   163800 SH       SOLE                   163800
DIANON SYSTEMS INC             COM              252826102     1173    19300 SH       SOLE                    19300
FLAMEL THECHNOLOGIES, SA       COM              338488109      812   298650 SH       SOLE                   298650
GENERAL MOTORS CORP (HUGHES)   COM              370442832     1998   129300 SH       SOLE                   129300
GENSET SA SPONSORED ADR        COM              37244T104     2658   995355 SH       SOLE                   995355
GUILFORD PHARMACEUTICALS       COM              401829106     1384   115300 SH       SOLE                   115300
GYMBOREE CORP                  COM              403777105      288    24100 SH       SOLE                    24100
HEALTHSOUTH CORP.              COM              421924101      621    41900 SH       SOLE                    41900
IDX SYSTEMS INC                COM              449491109      951    73100 SH       SOLE                    73100
ILEX ONCOLOGY INC              COM              451923106     5394   199500 SH       SOLE                   199500
IMMUNEX CORP                   COM              452528102     1241    44800 SH       SOLE                    44800
INCYTE GENOMICS, INC           COM              45337C102     4252   218700 SH       SOLE                   218700
INSTINET GROUP INC             COM              457750107      565    56200 SH       SOLE                    56200
INTRABIOTICS PHARMACEUTICALS   COM              46116T100     2738  1002760 SH       SOLE                  1002760
KINDRED HEALTHCARE INC         COM              494580103     1628    31300 SH       SOLE                    31300
LABRANCHE & CO, INC            COM              505447102     2629    76300 SH       SOLE                    76300
LIMITED INC.                   COM              532716107      692    47000 SH       SOLE                    47000
MAGAL SECURITY SYSTEMS INC     COM              M6786D104      461    36500 SH       SOLE                    36500
MANOR CARE, INC.               COM              564055101     3424   144400 SH       SOLE                   144400
MEDCATH CORP                   COM              58404W109     1779   106000 SH       SOLE                   106000
MEDIMMUNE, INC                 COM              584699102     2345    50600 SH       SOLE                    50600
MYRIAD GENETICS                COM              62855J104     2121    40300 SH       SOLE                    40300


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

NEUROGEN CORP.                 COM              64124E106     4281   244900 SH       SOLE                   244900
NPS PHARMACEUTICALS INC        COM              62936P103      417    10900 SH       SOLE                    10900
PENWEST PHARMACEUTICALS CO     COM              709754105     5642   281400 SH       SOLE                   281400
PHARMACIA CORP.                COM              71713U102     2154    50500 SH       SOLE                    50500
PHARMACOPEIA, INC.             COM              71713B104      594    42800 SH       SOLE                    42800
PRAECIS PHARMACEUTICALS INC    COM              739421105     1296   222600 SH       SOLE                   222600
SCHERING PLOUGH, CORP          COM              806605101     1977    55200 SH       SOLE                    55200
SERONO S A                     COM              81752M101     9227   415800 SH       SOLE                   415800
SYMYX TECH INC                 COM              87155S108      809    38100 SH       SOLE                    38100
TITON PHARMACEUTICALS INC      COM              888314101     1383   141000 SH       SOLE                   141000
TRIPATH IMAGING INC            COM              896942109      550    73100 SH       SOLE                    73100
TRIZETTO GROUP INC             COM              896882107      833    63500 SH       SOLE                    63500
XOMA LTD                       COM              G9825R107      514    52200 SH       SOLE                    52200
BIOPURE APRIL 25 PUTS          PUT              09065H0ME      575      500 SH  PUT  SOLE                      500
BIOPURE JAN 25 PUTS            PUT              09065H8PE      108      100 SH  PUT  SOLE                      100





































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